Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions
Note 19 - Related Party Transactions
a) Transactions with entities over which we have significant influence
We provided three rigs on a bareboat basis to Perfomex to service its contracts with Opex and two rigs on a bareboat basis to Perfomex II to service its contract with Akal. Perfomex and Perfomex II provided the jack-up rigs under traditional dayrate and technical service agreements ("DTSAs") to Opex and Akal, respectively. This structure enabled Opex and Akal to provide bundled integrated well services to Pemex. Effective October 20, 2022 until December 31, 2023, we provided all five rigs on a bareboat basis to Perfomex, to service its contracts with Opex. The bareboat revenue from these contracts was recognized as "Related party revenue" in the Unaudited Condensed Consolidated Statements of Operations.
Effective January 1, 2024, Perfomex and Opex agreed to terminate the DTSAs for the jack-up rigs "Grid" and "Gersemi" and effective April 1, 2024, Perfomex and Opex agreed to terminate the DTSAs for the jack-up rigs "Galar", "Odin" and "Njord". The associated bareboat charter agreements between Perfomex and the Company were also terminated. Effective the same dates as the termination dates referenced above, the Company entered into new fixed rate bareboat charter agreements for the jack-up rigs with an unrelated party, which has agreed to provide the five rigs to service Opex's contract with Pemex. As such, effective April 1, 2024, we do not provide rigs on a bareboat basis to Perfomex (see Note 6 - Equity Method Investments and Note 13 - Leases).
For the three and six months ended June 30, 2025 and 2024, the bareboat revenues from our related parties consisted of the following:

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
(In $ millions)
Bareboat Revenue - Perfomex	—	10.6	—	35.0
Total	—	10.6	—	35.0
The bareboat revenue for the three months ended June 30, 2024 consisted primarily of amortization of deferred revenue associated with the acceleration of amortization of the deferred performance fee associated with the jack-up rigs "Galar", "Odin" and "Njord" as a consequence of the termination of the bareboat charter agreements between Perfomex and the Company, effective April 1, 2024.
Perfomex provides onshore operational and technical support services to the Company for two rigs operating in Mexico. These expenses were recognized as "Rig operating and maintenance expenses" in the Unaudited Condensed Consolidated Statements of Operations and for the three and six months ended June 30, 2025 and 2024 consisted of the following:

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
(In $ millions)
Onshore Operational and Technical Support - Perfomex	1.8	0.7	2.8	1.8
Total	1.8	0.7	2.8	1.8
Receivables: The balances with the joint ventures as of June 30, 2025 and December 31, 2024 consisted of the following:

	June 30, 2025	December 31, 2024
(In $ millions)
Perfomex	6.4	85.1
Total	6.4	85.1

b) Transactions with Other Related Parties
Expenses: The transactions with other related parties for the three and six months ended June 30, 2025 and 2024 consisted of the following:

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
(In $ millions)
Front End Limited Company (1)	(0.4)	(0.8)	(0.8)	(2.2)
(1) Front End Limited Company ("Front End") owns 3% of Borr Arabia Well Drilling LLC, an entity that is consolidated by Borr Drilling Limited and incorporated in the Kingdom of Saudi Arabia (the "KSA"). Front End is a party to a Management Agreement with Borr Arabia Well Drilling LLC to provide management services in the KSA, for which it receives a management fee.